Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Trade and Other Receivables
6.	Trade and Other Receivables

	December 31,	December 31,
	2024	2023
Trade accounts receivable	$356,105	$155,785
Sales taxes receivable	14,432	39,111
Other receivables	—	89,617
	$370,537	$284,513

As at December 31, 2024, there were two customers (2023 – four customers) with an amount greater than 10% of the Company’s trade accounts receivable which represented 74% of the balance (2023 – 81%). The Company did not recognize any bad debt expense during the years ended December 31, 2024 and 2023.

During the year ended December 31, 2024, the Company derecognized accounts receivable with a net book value of $158,812 in connection with the sale of RPK (note 5).